United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/14

Date of Reporting Period: Six months ended 03/31/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2014
Share Class	Ticker
A	VSFAX
C	VSFCX
R	VSFRX
Institutional	VSFIX

Federated Clover Small Value Fund
Successor to the Touchstone Diversified Small Cap Value Fund Established 1996

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2013 through March 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	33.2%
Industrials	12.8%
Information Technology	10.8%
Consumer Discretionary	8.5%
Health Care	6.9%
Materials	6.9%
Energy	6.8%
Utilities	6.1%
Consumer Staples	4.0%
Cash Equivalents[2]	3.9%
Other Assets and Liabilities—Net[3]	0.1%
Total	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—96.0%
		Consumer Discretionary—8.5%
196,219	[1]	Bridgepoint Education, Inc.	$2,921,701
137,100		Cinemark Holdings, Inc.	3,977,271
189,350	[1]	CROCs, Inc.	2,953,860
92,500	[1]	Deckers Outdoor Corp.	7,375,025
52,350		Group 1 Automotive, Inc.	3,437,301
336,150		KB HOME	5,711,188
155,450		La-Z Boy Co.	4,212,695
181,875		Lions Gate Entertainment Corp.	4,861,519
100,475		National CineMedia, Inc.	1,507,125
303,775	[1]	Orient-Express Hotel Ltd., Class A	4,377,398
91,475		Rent-A-Center, Inc.	2,433,235
131,950	[1]	Skechers USA, Inc., Class A	4,821,453
79,600	[1]	Tempur Sealy International, Inc.	4,033,332
88,150	[1]	Tenneco Automotive, Inc.	5,118,870
		TOTAL	57,741,973
		Consumer Staples—4.0%
151,275		Hillshire Brands Co.	5,636,507
157,750		Pinnacle Foods, Inc.	4,710,415
896,400	[1]	Rite Aid Corp.	5,620,428
277,525		Vector Group Ltd.	5,977,888
191,775	[1]	White Wave Foods Company, Inc.	5,473,259
		TOTAL	27,418,497
		Energy—6.8%
366,625	[1]	Bill Barrett Corp.	9,385,600
209,425		Exterran Holdings, Inc.	9,189,569
76,600	[1]	PDC Energy, Inc.	4,769,116
618,225		Precision Drilling Corp.	7,400,153
54,392		SM Energy Co.	3,877,606
216,475		Teekay Shipping Corp.	12,174,554
		TOTAL	46,796,598
		Financials—33.2%
217,500		American Equity Investment Life Holding Co.	5,137,350
136,041		Argo Group International Holdings Ltd.	6,244,282
158,100		Associated Estates Realty Corp.	2,678,214
420,050		CNO Financial Group, Inc.	7,602,905
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
238,550	[1]	Capital Bank Financial Corp.	$5,989,990
76,050		City Holding Co.	3,411,603
341,050		Colony Financial, Inc.	7,486,047
156,650		East West Bancorp, Inc.	5,717,725
789,595		FNB Corp. (PA)	10,580,573
555,625		FelCor Lodging Trust, Inc.	5,022,850
286,875		Fidelity & Guaranty Life	6,770,250
394,275		First Potomac Realty Trust	5,094,033
219,800		FirstMerit Corp.	4,578,434
284,738		Flushing Financial Corp.	5,999,430
166,100		Hanover Insurance Group, Inc.	10,205,184
103,780		Independent Bank Corp.- Massachusetts	4,085,819
271,225		Investors Bancorp, Inc.	7,496,659
218,525		LaSalle Hotel Properties	6,842,018
770,725		Lexington Realty Trust	8,408,610
667,635		MFA Mortgage Investments, Inc.	5,174,171
455,195		Maiden Holdings Ltd.	5,680,834
881,025		New Residential Investment Corp.	5,700,232
693,375		Northstar Realty Finance Corp.	11,191,072
118,125	[1]	PHH Corp.	3,052,350
163,825		PacWest Bancorp	7,046,113
217,100	[1]	Popular, Inc.	6,727,929
380,125		Radian Group, Inc.	5,713,279
566,575		Starwood Property Trust, Inc.	13,365,504
113,325	[1]	Starwood Waypoint Residential Trust	3,262,627
173,985		Sun Communities, Inc.	7,844,984
581,800		Susquehanna Bankshares, Inc.	6,626,702
1,355,800		Synovus Financial Corp.	4,596,162
126,175	[1]	Talmer Bancorp, Inc.	1,847,202
85,566		WSFS Financial Corp.	6,111,979
222,175		Webster Financial Corp., Waterbury	6,900,755
141,150		Wintrust Financial Corp.	6,868,359
		TOTAL	227,062,230
		Health Care—6.9%
92,025	[1]	Alere, Inc.	3,161,059
77,725	[1]	Alkermes, Inc.	3,426,895
150,000	[1]	Bruker Corp.	3,418,500
41,325	[1]	Cubist Pharmaceuticals, Inc.	3,022,924
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
128,511	[1]	Cynosure, Inc., Class A	$3,765,372
65,975	[1]	Impax Laboratories, Inc.	1,743,060
61,905	[1]	Magellan Health Services, Inc.	3,674,062
142,175	[1]	Medicines Co.	4,040,613
223,012	[1]	Merit Medical Systems, Inc.	3,189,072
425,950	[1]	Spectrum Pharmaceuticals, Inc.	3,339,448
157,625	[1]	Tornier NV	3,344,802
54,825		Universal Health Services, Inc., Class B	4,499,488
220,250	[1]	Wright Medical Group, Inc.	6,843,167
		TOTAL	47,468,462
		Industrials—12.8%
147,995		Barnes Group, Inc.	5,693,368
108,100		Curtiss Wright Corp.	6,868,674
397,900	[1]	Diana Shipping, Inc.	4,770,821
73,065	[1]	Esterline Technologies Corp.	7,784,345
81,175		Granite Construction, Inc.	3,241,318
148,775		Manitowoc, Inc.	4,678,974
277,200	[1]	Swift Transportation Co.	6,860,700
117,525		Terex Corp.	5,206,358
121,925		Trinity Industries, Inc.	8,787,135
50,850		Triumph Group, Inc.	3,283,893
184,850	[1]	TrueBlue, Inc.	5,408,711
110,600	[1]	Tutor Perini Corp.	3,170,902
111,875	[1]	USG Corp.	3,660,550
51,709		Unifirst Corp.	5,684,887
73,175	[1]	United Rentals, Inc.	6,947,234
388,900	[1]	Wabash National Corp.	5,351,264
		TOTAL	87,399,134
		Information Technology—10.8%
166,275	[1]	Advanced Energy Industries, Inc.	4,073,738
45,675	[1]	Anixter International, Inc.	4,636,926
345,400	[1]	Atmel Corp.	2,887,544
90,565		Black Box Corp.	2,204,352
445,125		Brooks Automation, Inc.	4,865,216
80,235		CSG Systems International, Inc.	2,089,319
122,870		CTS Corp.	2,565,526
358,675	[1]	Cypress Semiconductor Corp.	3,683,592
224,175	[1]	Fairchild Semiconductor International, Inc., Class A	3,091,373
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
224,736	[1]	Finisar Corp.	$5,957,751
95,772	[1]	Insight Enterprises, Inc.	2,404,835
44,735		j2 Global, Inc.	2,238,987
352,225	[1]	Lattice Semiconductor Corp.	2,761,444
117,225		MKS Instruments, Inc.	3,503,855
2,361,875	[1]	Quantum Corp.	2,881,488
153,600	[1]	Sanmina Corp.	2,680,320
364,550	[1]	SeaChange International, Inc.	3,805,902
87,275		Tessera Technologies, Inc.	2,062,308
125,200	[1]	Unisys Corp.	3,813,592
87,600	[1]	Veeco Instruments, Inc.	3,673,068
66,750	[1]	Verint Systems, Inc.	3,132,578
69,225	[1]	ViaSat, Inc.	4,779,294
		TOTAL	73,793,008
		Materials—6.9%
166,700		Allegheny Technologies, Inc.	6,281,256
177,850	[1]	Berry Plastics Group, Inc.	4,117,228
87,075		Cabot Corp.	5,142,649
327,650		Huntsman Corp.	8,001,213
160,350	[1]	Kapstone Paper and Packaging Corp.	4,624,494
218,100	[1]	Louisiana-Pacific Corp.	3,679,347
135,000		OM Group, Inc.	4,484,700
332,700	[1]	Stillwater Mining Co.	4,927,287
155,475		US Silica Holdings, Inc.	5,934,481
		TOTAL	47,192,655
		Utilities—6.1%
180,475		Atmos Energy Corp.	8,505,787
201,025		Cleco Corp.	10,167,844
435,225		Great Plains Energy, Inc.	11,768,484
204,600		Idacorp, Inc.	11,349,162
		TOTAL	41,791,277
		TOTAL COMMON STOCKS (IDENTIFIED COST $534,337,556)	656,663,834
Semi-Annual Shareholder Report
5

Shares			Value
		INVESTMENT COMPANY—3.9%
26,383,558	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	$26,383,558
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $560,721,114)[4]	683,047,392
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	607,448
		TOTAL NET ASSETS—100%	$683,654,840
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2014	Year Ended September 30,
		2013	2012	2011	2010	2009[1]
Net Asset Value, Beginning of Period	$24.91	$21.50	$17.01	$18.18	$16.07	$17.97
Income From Investment Operations:
Net investment income	0.19[2]	0.37[2]	0.09[2]	0.04[2]	0.05[2]	0.10[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.20	4.17	4.66	(1.18)	2.21	(1.07)
TOTAL FROM INVESTMENT OPERATIONS	3.39	4.54	4.75	(1.14)	2.26	(0.97)
Less Distributions:
Distributions from net investment income	(0.26)	(0.13)	(0.03)	(0.03)	(0.01)	(0.12)
Distributions from net realized gain on investments and foreign currency transactions	(1.14)	(1.00)	(0.23)	—	(0.14)	(0.81)
TOTAL DISTRIBUTIONS	(1.40)	(1.13)	(0.26)	(0.03)	(0.15)	(0.93)
Net Asset Value, End of Period	$26.90	$24.91	$21.50	$17.01	$18.18	$16.07
Total Return[3]	13.99%	22.37%	28.17%	(6.31)%	14.16%	(3.41)%
Ratios to Average Net Assets:
Net expenses	1.26%[4]	1.26%	1.26%[5]	1.26%[5]	1.31%	1.45%
Net investment income	1.44%[4]	1.60%	0.42%	0.21%	0.30%	1.12%
Expense waiver/reimbursement[6]	0.18%[4]	0.24%	0.29%	0.36%	0.39%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$172,608	$150,854	$148,687	$113,930	$106,030	$102,599
Portfolio turnover	44%	99%	72%	72%	72%	68%
1	Touchstone Diversified Small Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated Clover Small Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.26% and 1.25% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2014	Year Ended September 30,
		2013	2012	2011	2010	2009[1]
Net Asset Value, Beginning of Period	$24.29	$21.01	$16.72	$17.99	$16.02	$17.88
Income From Investment Operations:
Net investment income (loss)	0.09[2]	0.18[2]	(0.06)[2]	(0.11)[2]	(0.08)[2]	0.01[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.11	4.10	4.58	(1.14)	2.19	(1.01)
TOTAL FROM INVESTMENT OPERATIONS	3.20	4.28	4.52	(1.25)	2.11	(1.00)
Less Distributions:
Distributions from net investment income	(0.11)	—	—	(0.02)	—	(0.05)
Distributions from net realized gain on investments and foreign currency transactions	(1.14)	(1.00)	(0.23)	—	(0.14)	(0.81)
TOTAL DISTRIBUTIONS	(1.25)	(1.00)	(0.23)	(0.02)	(0.14)	(0.86)
Net Asset Value, End of Period	$26.24	$24.29	$21.01	$16.72	$17.99	$16.02
Total Return[3]	13.53%	21.46%	27.25%	(6.99)%	13.28%	(3.64)%
Ratios to Average Net Assets:
Net expenses	2.01%[4]	2.01%	2.01%[5]	2.01%[5]	2.06%	2.20%
Net investment income (loss)	0.70%[4]	0.80%	(0.33)%	(0.53)%	(0.44)%	0.08%
Expense waiver/reimbursement[6]	0.17%[4]	0.26%	0.31%	0.36%	0.39%	0.93%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,196	$21,624	$16,088	$12,566	$7,075	$5,071
Portfolio turnover	44%	99%	72%	72%	72%	68%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.01% and 2.00% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2014	Year Ended September 30,		Period Ended 9/30/2011[1]
		2013	2012
Net Asset Value, Beginning of Period	$24.68	$21.39	$16.99	$19.19
Income From Investment Operations:
Net investment income	0.18[2]	0.35[2]	0.03[2]	0.05[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.15	4.11	4.66	(2.22)
TOTAL FROM INVESTMENT OPERATIONS	3.33	4.46	4.69	(2.17)
Less Distributions:
Distributions from net investment income	(0.25)	(0.17)	(0.06)	(0.03)
Distributions from net realized gain on investments and foreign currency transactions	(1.14)	(1.00)	(0.23)	—
TOTAL DISTRIBUTIONS	(1.39)	(1.17)	(0.29)	(0.03)
Net Asset Value, End of Period	$26.62	$24.68	$21.39	$16.99
Total Return[3]	13.85%	22.10%	27.86%	(11.35)%
Ratios to Average Net Assets:
Net expenses	1.47%[4]	1.46%	1.51%[5]	1.51%[4,5]
Net investment income	1.43%[4]	1.54%	0.17%	0.30%[4]
Expense waiver/reimbursement[6]	0.29%[4]	0.34%	0.40%	0.53%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,496	$8,431	$319	$83
Portfolio turnover	44%	99%	72%	72%[7]
1	Reflects operations for the period from December 1, 2010 (date of initial investment) to September 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.51% and 1.48% for the year ended September 30, 2012 and for the period ended September 30, 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2011.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2014	Year Ended September 30,				Period Ended 9/30/2009[1]
		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$25.01	$21.58	$17.07	$18.23	$16.09	$15.42
Income From Investment Operations:
Net investment income	0.23[2]	0.43[2]	0.14[2]	0.10[2]	0.10[2]	0.01[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.20	4.18	4.68	(1.19)	2.20	0.66
TOTAL FROM INVESTMENT OPERATIONS	3.43	4.61	4.82	(1.09)	2.30	0.67
Less Distributions:
Distributions from net investment income	(0.32)	(0.18)	(0.08)	(0.07)	(0.02)	—
Distributions from net realized gain on investments and foreign currency transactions	(1.14)	(1.00)	(0.23)	—	(0.14)	—
TOTAL DISTRIBUTIONS	(1.46)	(1.18)	(0.31)	(0.07)	(0.16)	—
Net Asset Value, End of Period	$26.98	$25.01	$21.58	$17.07	$18.23	$16.09
Total Return[3]	14.12%	22.67%	28.52%	(6.06)%	14.43%	4.35%
Ratios to Average Net Assets:
Net expenses	1.01%[4]	1.01%	1.01%[5]	1.01%[5]	1.06%	1.19%[4]
Net investment income	1.74%[4]	1.86%	0.66%	0.49%	0.60%	0.70%[4]
Expense waiver/reimbursement[6]	0.11%[4]	0.15%	0.22%	0.33%	0.41%	0.25%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$478,354	$353,785	$145,893	$86,725	$52,136	$9,161
Portfolio turnover	44%	99%	72%	72%	72%	68%[7]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.01% and 1.00% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
March 31, 2014 (unaudited)
Assets:
Total investment in securities, at value including $26,383,558 of investment in an affiliated holding (Note 5) (identified cost $560,721,114)		$683,047,392
Cash		576
Income receivable		1,027,528
Receivable for investments sold		3,591,375
Receivable for shares sold		1,846,890
TOTAL ASSETS		689,513,761
Liabilities:
Payable for investments purchased	$3,970,558
Payable for shares redeemed	1,725,665
Payable for distribution services fee (Note 5)	18,292
Payable for shareholder services fee (Note 5)	53,521
Accrued expenses (Note 5)	90,885
TOTAL LIABILITIES		5,858,921
Net assets for 25,386,780 shares outstanding		$683,654,840
Net Assets Consist of:
Paid-in capital		$541,095,186
Net unrealized appreciation of investments		122,326,278
Accumulated net realized gain on investments and foreign currency transactions		16,756,560
Undistributed net investment income		3,476,816
TOTAL NET ASSETS		$683,654,840
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($172,608,329 ÷ 6,415,859 shares outstanding), no par value, unlimited shares authorized	$26.90
Offering price per share (100/94.50 of $26.90)	$28.47
Redemption proceeds per share	$26.90
Class C Shares:
Net asset value per share ($25,196,136 ÷ 960,068 shares outstanding), no par value, unlimited shares authorized	$26.24
Offering price per share	$26.24
Redemption proceeds per share (99.00/100 of $26.24)	$25.98
Class R Shares:
Net asset value per share ($7,496,048 ÷ 281,580 shares outstanding), no par value, unlimited shares authorized	$26.62
Offering price per share	$26.62
Redemption proceeds per share	$26.62
Institutional Shares:
Net asset value per share ($478,354,327 ÷ 17,729,273 shares outstanding), no par value, unlimited shares authorized	$26.98
Offering price per share	$26.98
Redemption proceeds per share	$26.98
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended March 31, 2014 (unaudited)
Investment Income:
Dividends (including $5,568 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $13,860)			$8,513,791
Expenses:
Investment adviser fee (Note 5)		$2,789,946
Administrative fee (Note 5)		242,105
Custodian fees		23,970
Transfer agent fee (Note 2)		362,617
Directors'/Trustees' fees (Note 5)		1,433
Auditing fees		13,628
Legal fees		4,625
Portfolio accounting fees		66,914
Distribution services fee (Note 5)		118,723
Shareholder services fee (Note 5)		230,208
Account administration fee (Note 2)		198
Share registration costs		28,862
Printing and postage		31,888
Insurance premiums (Note 5)		2,433
Miscellaneous (Note 5)		2,318
TOTAL EXPENSES		3,919,868
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(136,126)
Waiver of distribution services fee (Note 5)	(14,806)
Reimbursement of transfer agent fee (Note 2) and (Note 5)	(274,959)
TOTAL WAIVERS AND REIMBURSEMENTS		(425,891)
Net expenses			3,493,977
Net investment income			5,019,814
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			25,165,602
Net change in unrealized appreciation of investments			50,662,574
Net realized and unrealized gain on investments and foreign currency transactions			75,828,176
Change in net assets resulting from operations			$80,847,990
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2014	Year Ended 9/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,019,814	$6,863,745
Net realized gain on investments and foreign currency transactions	25,165,602	25,985,328
Net change in unrealized appreciation/depreciation of investments	50,662,574	46,332,118
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	80,847,990	79,181,191
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,653,454)	(944,237)
Class C Shares	(105,165)	—
Class R Shares	(134,460)	(44,886)
Institutional Shares	(5,353,503)	(1,411,090)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(6,971,274)	(6,889,870)
Class C Shares	(1,040,249)	(767,757)
Class R Shares	(581,650)	(254,343)
Institutional Shares	(18,249,311)	(7,518,512)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,089,066)	(17,830,695)
Share Transactions:
Proceeds from sale of shares	158,115,398	284,265,450
Net asset value of shares issued to shareholders in payment of distributions declared	31,872,930	16,072,999
Cost of shares redeemed	(87,787,370)	(137,981,830)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	102,200,958	162,356,619
Change in net assets	148,959,882	223,707,115
Net Assets:
Beginning of period	534,694,958	310,987,843
End of period (including undistributed net investment income of $3,476,816 and $5,703,584, respectively)	$683,654,840	$534,694,958
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2014 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the six months ended March 31, 2014, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$133,556	$(110,796)	$198
Class C Shares	18,300	(15,441)	—
Class R Shares	13,382	—	—
Institutional Shares	197,379	(148,722)	—
TOTAL	$362,617	$(274,959)	$198
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2014		Year Ended 9/30/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	957,966	$24,738,353	2,024,909	$46,571,490
Shares issued to shareholders in payment of distributions declared	324,057	8,227,208	369,463	7,512,524
Shares redeemed	(921,484)	(23,767,420)	(3,254,107)	(76,564,577)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	360,539	$9,198,141	(859,735)	$(22,480,563)
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	Six Months Ended 3/31/2014		Year Ended 9/30/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	144,159	$3,614,024	294,766	$6,663,861
Shares issued to shareholders in payment of distributions declared	44,305	1,092,011	36,019	713,543
Shares redeemed	(118,796)	(3,002,886)	(206,205)	(4,590,417)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	69,668	$1,703,149	124,580	$2,786,987

	Six Months Ended 3/31/2014		Year Ended 9/30/2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	261,866	$6,687,534	413,094	$8,990,396
Shares issued to shareholders in payment of distributions declared	28,017	704,247	14,452	292,054
Shares redeemed	(349,869)	(9,179,426)	(100,890)	(2,342,394)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(59,986)	$(1,787,645)	326,656	$6,940,056

	Six Months Ended 3/31/2014		Year Ended 9/30/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,727,457	$123,075,487	9,404,918	$222,039,703
Shares issued to shareholders in payment of distributions declared	856,669	21,849,464	370,032	7,554,878
Shares redeemed	(2,001,778)	(51,837,638)	(2,389,777)	(54,484,442)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,582,348	$93,087,313	7,385,173	$175,110,139
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,952,569	$102,200,958	6,976,674	$162,356,619
4. FEDERAL TAX INFORMATION
At March 31, 2014, the cost of investments for federal tax purposes was $560,721,114. The net unrealized appreciation of investments for federal tax purposes was $122,326,278. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $129,688,074 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,361,796.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2014, the Adviser voluntarily waived $126,392 of its fee. In addition, for the six months ended March 31, 2014, an affiliate of the Adviser reimbursed $274,959 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$89,110	$—
Class R Shares	29,613	(14,806)
TOTAL	$118,723	$(14,806)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2014, FSC retained $17,087 of fees paid by the Fund. For the six months ended March 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2014, FSC retained $15,093 in sales charges from the sale of Class A Shares. FSC also retained $301 of CDSC relating to redemptions of Class A Shares and $2,169 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$200,505
Class C Shares	29,703
TOTAL	$230,208
For the six months ended March 31, 2014, FSSC did not receive any fees paid by the Fund.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.26%, 2.01%, 1.51% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2014, or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended March 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,518,970 and $1,038,516, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2014, the Adviser reimbursed $9,734. Transactions involving affiliated holding during the six months ended March 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2013	20,015,271
Purchases/Additions	194,439,077
Sales/Reductions	(188,070,790)
Balance of Shares Held 3/31/2014	26,383,558
Value	$26,383,558
Dividend Income	$5,568
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended March 31, 2014, were as follows:
Purchases	$332,648,290
Sales	$266,684,784
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2014, there were no outstanding loans. During the six months ended March 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2014, there were no outstanding loans. During the six months ended March 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,139.90	$6.72
Class C Shares	$1,000	$1,135.30	$10.70
Class R Shares	$1,000	$1,138.50	$7.84
Institutional Shares	$1,000	$1,141.20	$5.39
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$6.34
Class C Shares	$1,000	$1,014.91	$10.10
Class R Shares	$1,000	$1,017.60	$7.39
Institutional Shares	$1,000	$1,019.90	$5.09
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.26%
Class C Shares	2.01%
Class R Shares	1.47%
Institutional Shares	1.01%
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Evaluation and Approval of Advisory Contract–May 2013
Federated Clover Small Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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28

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report
29

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
Semi-Annual Shareholder Report
30

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
33

Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263
40449 (5/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
March 31, 2014
Share Class	Ticker
A	VFCAX
B	VFCBX
C	VFCCX
R	VFCKX
Institutional	VFCIX

Federated Clover Value Fund
Successor to the Touchstone Value Opportunities Fund Established 1991

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2013 through March 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	17.8%
Energy	14.6%
Information Technology	11.9%
Consumer Discretionary	11.6%
Health Care	11.5%
Industrials	11.4%
Consumer Staples	8.7%
Materials	4.0%
Utilities	3.3%
Telecommunication Services	2.7%
Cash Equivalents[2]	2.4%
Other Assets and Liabilities—Net[3]	0.1%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—97.5%
		Consumer Discretionary—11.6%
1,015,000		General Motors Co.	$34,936,300
721,900	[1]	Liberty Interactive Corp.	20,841,253
1,474,300	[1]	MGM Resorts International	38,125,398
538,600		Macy's, Inc.	31,933,594
		TOTAL	125,836,545
		Consumer Staples—8.7%
318,600		CVS Caremark Corp.	23,850,396
960,600		Hillshire Brands Co.	35,791,956
1,005,000		Mondelez International, Inc., Class A	34,722,750
		TOTAL	94,365,102
		Energy—14.6%
729,500	[1]	Bill Barrett Corp.	18,675,200
182,400		Chevron Corp.	21,689,184
501,800		Devon Energy Corp.	33,585,474
391,000		Halliburton Co.	23,025,990
768,800		Valero Energy Corp.	40,823,280
304,700	[1]	Whiting Petroleum Corp.	21,143,133
		TOTAL	158,942,261
		Financials—17.8%
803,600		American International Group, Inc.	40,188,036
284,300		Ameriprise Financial, Inc.	31,292,901
852,619		Hartford Financial Services Group, Inc.	30,071,872
1,035,100		Morgan Stanley	32,264,067
1,089,300		Starwood Property Trust, Inc.	25,696,587
693,000		Wells Fargo & Co.	34,469,820
		TOTAL	193,983,283
		Health Care—11.5%
775,700		Abbott Laboratories	29,872,207
486,200		AstraZeneca PLC, ADR	31,544,656
622,600	[1]	CareFusion Corp.	25,040,972
1,206,552		Pfizer, Inc.	38,754,450
		TOTAL	125,212,285
		Industrials—11.4%
248,500		Cummins, Inc.	37,024,015
760,100	[1]	Hertz Global Holdings, Inc.	20,249,064
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
397,900		Ingersoll-Rand PLC, Class A	$22,775,796
1,970,500		Masco Corp.	43,764,805
		TOTAL	123,813,680
		Information Technology—11.9%
2,313,700		Corning, Inc.	48,171,234
491,500		Global Payments, Inc.	34,950,565
2,605,000		NVIDIA Corp.	46,655,550
		TOTAL	129,777,349
		Materials—4.0%
639,900		Freeport-McMoran Copper & Gold, Inc.	21,161,493
586,500		MeadWestvaco Corp.	22,075,860
		TOTAL	43,237,353
		Telecommunication Services—2.7%
848,205		AT&T, Inc.	29,746,550
		Utilities—3.3%
375,700		Sempra Energy	36,352,732
		TOTAL COMMON STOCKS (IDENTIFIED COST $848,922,984)	1,061,267,140
		INVESTMENT COMPANY—2.4%
26,165,815	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	26,165,815
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $875,088,799)[4]	1,087,432,955
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	515,631
		TOTAL NET ASSETS—100%	$1,087,948,586
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Semi-Annual Shareholder Report
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2014	Year Ended September 30,
		2013	2012	2011	2010	2009[1]
Net Asset Value, Beginning of Period	$19.57	$16.10	$12.57	$13.00	$12.61	$14.10
Income From Investment Operations:
Net investment income	0.20	0.14[2]	0.14[2]	0.11[2]	0.08[2]	0.18[2]
Net realized and unrealized gain (loss) on investments	2.71	3.47	3.44	(0.43)	0.39	(1.48)
TOTAL FROM INVESTMENT OPERATIONS	2.91	3.61	3.58	(0.32)	0.47	(1.30)
Less Distributions:
Distributions from net investment income	(0.06)	(0.15)	(0.14)	(0.11)	(0.08)	(0.19)
Return of capital	—	(0.00)[3,4]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.06)	(0.15)	(0.14)	(0.11)	(0.08)	(0.19)
Regulatory Settlement Proceeds	—	0.01[5]	0.09[5]	—	—	—
Net Asset Value, End of Period	$22.42	$19.57	$16.10	$12.57	$13.00	$12.61
Total Return[6]	14.86%	22.55%[5]	29.28%[5]	(2.60)%	3.72%	(9.03)%
Ratios to Average Net Assets:
Net expenses	1.19%[7]	1.19%	1.19%[8]	1.19%[8]	1.19%[8]	1.19%[8]
Net investment income	1.78%[7]	0.81%	0.93%	0.76%	0.63%	1.70%
Expense waiver/reimbursement[9]	0.09%[7]	0.11%	0.14%	0.16%	0.21%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$733,128	$664,588	$614,914	$518,057	$575,762	$707,934
Portfolio turnover	44%	81%	63%	98%	76%	73%
Semi-Annual Shareholder Report
5

1	Touchstone Value Opportunities Fund (the “Predecessor Fund”) was reorganized into Federated Clover Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.19%, 1.19%, 1.19% and 1.19% for the years ended September 30, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2014	Year Ended September 30,				Period Ended 9/30/2009[1]
		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.48	$16.03	$12.52	$12.96	$12.59	$12.26
Income From Investment Operations:
Net investment income (loss)	0.10	0.01[2]	0.03[2]	0.00[2,3]	(0.01)[2]	(0.00)[2,3]
Net realized and unrealized gain (loss) on investments	2.70	3.45	3.42	(0.43)	0.38	0.33
TOTAL FROM INVESTMENT OPERATIONS	2.80	3.46	3.45	(0.43)	0.37	0.33
Less Distributions:
Distributions from net investment income	(0.00)[3]	(0.02)	(0.03)	(0.01)	(0.00)[3]	—
Return of capital	—	(0.00)[3,4]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.00)[3]	(0.02)	(0.03)	(0.01)	(0.00)[3]	—
Regulatory Settlement Proceeds	—	0.01[5]	0.09[5]	—	—	—
Net Asset Value, End of Period	$22.28	$19.48	$16.03	$12.52	$12.96	$12.59
Total Return[6]	14.38%	21.70%[5]	28.29%[5]	(3.30)%	2.96%	2.69%
Ratios to Average Net Assets:
Net expenses	1.92%[7]	1.92%	1.92%[8]	1.92%[8]	1.92%[8]	1.92%[7,8]
Net investment income (loss)	1.04%[7]	0.08%	0.19%	0.03%	(0.11)%	(0.23)%[7]
Expense waiver/reimbursement[9]	0.20%[7]	0.26%	0.30%	0.30%	0.36%	0.69%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$34,896	$33,452	$33,658	$39,973	$57,625	$79,164
Portfolio turnover	44%	81%	63%	98%	76%	73%[10]
Semi-Annual Shareholder Report
7

1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.32% on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92%, 1.92%, 1.92% and 1.92% for the years ended September 30, 2012, 2011 and 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
9	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2014	Year Ended September 30,
		2013	2012	2011	2010	2009[1]
Net Asset Value, Beginning of Period	$19.50	$16.06	$12.54	$12.98	$12.61	$14.10
Income From Investment Operations:
Net investment income (loss)	0.11	0.01[2]	0.03[2]	0.00[2,3]	(0.01)[2]	0.09[2]
Net realized and unrealized gain (loss) on investments	2.70	3.45	3.43	(0.42)	0.38	(1.47)
TOTAL FROM INVESTMENT OPERATIONS	2.81	3.46	3.46	(0.42)	0.37	(1.38)
Less Distributions:
Distributions from net investment income	(0.00)[3]	(0.03)	(0.03)	(0.02)	(0.00)[3]	(0.11)
Return of capital	—	(0.00)[3,4]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.00)[3]	(0.03)	(0.03)	(0.02)	(0.00)[3]	(0.11)
Regulatory Settlement Proceeds	—	0.01[5]	0.09[5]	—	—	—
Net Asset Value, End of Period	$22.31	$19.50	$16.06	$12.54	$12.98	$12.61
Total Return[6]	14.42%	21.61%[5]	28.34%[5]	(3.29)%	2.95%	(9.67)%
Ratios to Average Net Assets:
Net expenses	1.92%[7]	1.92%	1.92%[8]	1.92%[8]	1.92%[8]	1.94%[8]
Net investment income (loss)	1.07%[7]	0.08%	0.19%	0.03%	(0.11)%	0.84%
Expense waiver/reimbursement[9]	0.15%[7]	0.16%	0.19%	0.21%	0.26%	0.67%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,474	$41,237	$37,331	$33,947	$38,708	$39,007
Portfolio turnover	44%	81%	63%	98%	76%	73%
Semi-Annual Shareholder Report
9

1	The Predecessor Fund was reorganized into the Fund as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.32% on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92%, 1.92%, 1.92% and 1.94% for the years ended September 30, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
9	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2014	Year Ended September 30,				Period Ended 9/30/2009[1]
		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.58	$16.11	$12.57	$13.01	$12.62	$12.29
Income From Investment Operations:
Net investment income	0.17	0.11[2]	0.10[2]	0.07[2]	0.02[2]	0.00[2,3]
Net realized and unrealized gain (loss) on investments	2.71	3.46	3.46	(0.44)	0.39	0.33
TOTAL FROM INVESTMENT OPERATIONS	2.88	3.57	3.56	(0.37)	0.41	0.33
Less Distributions:
Distributions from net investment income	(0.04)	(0.11)	(0.11)	(0.07)	(0.02)	—
Return of capital	—	(0.00)[3,4]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.04)	(0.11)	(0.11)	(0.07)	(0.02)	—
Regulatory Settlement Proceeds	—	0.01[5]	0.09[5]	—	—	—
Net Asset Value, End of Period	$22.42	$19.58	$16.11	$12.57	$13.01	$12.62
Total Return[6]	14.70%	22.32%[5]	29.07%[5]	(2.92)%	3.22%	2.69%
Ratios to Average Net Assets:
Net expenses	1.38%[7]	1.38%	1.42%[8]	1.46%[8]	1.67%[8]	1.67%[7,8]
Net investment income	1.60%[7]	0.62%	0.70%	0.49%	0.14%	0.04%[7]
Expense waiver/reimbursement[9]	0.28%[7]	0.29%	0.31%	0.30%	0.13%	0.55%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$27,354	$24,706	$20,830	$16,169	$14,733	$12,462
Portfolio turnover	44%	81%	63%	98%	76%	73%[10]
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11

1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
6	Based on net asset value. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.42%, 1.46%, 1.67% and 1.67% for the years ended September 30, 2012, 2011 and 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
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12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2014	Year Ended September 30,				Period Ended 9/30/2009[1]
		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.60	$16.12	$12.58	$13.02	$12.63	$12.29
Income From Investment Operations:
Net investment income	0.21	0.19[2]	0.18[2]	0.15[2]	0.11[2]	0.01[2]
Net realized and unrealized gain (loss) on investments	2.72	3.47	3.45	(0.45)	0.39	0.33
TOTAL FROM INVESTMENT OPERATIONS	2.93	3.66	3.63	(0.30)	0.50	0.34
Less Distributions:
Distributions from net investment income	(0.08)	(0.18)	(0.18)	(0.14)	(0.11)	—
Return of capital	—	(0.01)[3]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.08)	(0.19)	(0.18)	(0.14)	(0.11)	—
Regulatory Settlement Proceeds	—	0.01[4]	0.09[4]	—	—	—
Net Asset Value, End of Period	$22.45	$19.60	$16.12	$12.58	$13.02	$12.63
Total Return[5]	14.98%	22.90%[4]	29.66%[4]	(2.42)%	4.00%	2.77%
Ratios to Average Net Assets:
Net expenses	0.94%[6]	0.94%[7]	0.94%[7]	0.94%[7]	0.94%[7]	0.94%[6,7]
Net investment income	2.06%[6]	1.06%	1.18%	1.02%	0.87%	0.54%[6]
Expense waiver/reimbursement[8]	0.03%[6]	0.04%	0.06%	0.09%	0.13%	0.44%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$246,096	$204,251	$174,998	$166,009	$143,281	$12,033
Portfolio turnover	44%	81%	63%	98%	76%	73%[9]
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13

1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.93%, 0.93%, 0.93% and 0.94% for the years ended September 30, 2012, 2011 and 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
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14

Statement of Assets and Liabilities
March 31, 2014 (unaudited)
Assets:
Total investment in securities, at value including $26,165,815 of investment in an affiliated holding (Note 5) (identified cost $875,088,799)		$1,087,432,955
Cash		572
Income receivable		1,336,956
Receivable for investments sold		5,218
Receivable for shares sold		592,093
TOTAL ASSETS		1,089,367,794
Liabilities:
Payable for shares redeemed	$811,003
Payable for transfer agent fee	251,793
Payable for distribution services fee (Note 5)	57,432
Payable for shareholder services fee (Note 5)	265,812
Accrued expenses (Note 5)	33,168
TOTAL LIABILITIES		1,419,208
Net assets for 48,535,688 shares outstanding		$1,087,948,586
Net Assets Consist of:
Paid-in capital		$1,058,763,422
Net unrealized appreciation of investments		212,344,156
Accumulated net realized loss on investments		(189,762,853)
Undistributed net investment income		6,603,861
TOTAL NET ASSETS		$1,087,948,586
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($733,127,816 ÷ 32,702,707 shares outstanding), no par value, unlimited shares authorized	$22.42
Offering price per share (100/94.50 of $22.42)	$23.72
Redemption proceeds per share	$22.42
Class B Shares:
Net asset value per share ($34,896,384 ÷ 1,565,926 shares outstanding), no par value, unlimited shares authorized	$22.28
Offering price per share	$22.28
Redemption proceeds per share (94.50/100 of $22.28)	$21.05
Class C Shares:
Net asset value per share ($46,474,475 ÷ 2,082,988 shares outstanding), no par value, unlimited shares authorized	$22.31
Offering price per share	$22.31
Redemption proceeds per share (99.00/100 of $22.31)	$22.09
Class R Shares:
Net asset value per share ($27,354,207 ÷ 1,219,974 shares outstanding), no par value, unlimited shares authorized	$22.42
Offering price per share	$22.42
Redemption proceeds per share	$22.42
Institutional Shares:
Net asset value per share ($246,095,704 ÷ 10,964,093 shares outstanding), no par value, unlimited shares authorized	$22.45
Offering price per share	$22.45
Redemption proceeds per share	$22.45
See Notes which are an integral part of the Financial Statements
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16

Statement of Operations
Six Months Ended March 31, 2014 (unaudited)
Investment Income:
Dividends (including $6,987 received from an affiliated holding (Note 5))			$15,367,328
Expenses:
Investment adviser fee (Note 5)		$3,864,422
Administrative fee (Note 5)		402,415
Custodian fees		18,398
Transfer agent fee (Note 2)		776,821
Directors'/Trustees' fees (Note 5)		2,659
Auditing fees		13,627
Legal fees		5,681
Portfolio accounting fees		83,058
Distribution services fee (Note 5)		358,722
Shareholder services fee (Note 5)		975,902
Account administration fee (Note 2)		792
Share registration costs		34,909
Printing and postage		92,977
Insurance premiums (Note 5)		2,890
Miscellaneous (Note 5)		3,736
TOTAL EXPENSES		6,637,009
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(177,021)
Waiver of distribution services fee (Note 5)	(32,705)
Reimbursement of transfer agent fee (Note 2) and (Note 5)	(246,382)
TOTAL WAIVERS AND REIMBURSEMENTS		(456,108)
Net expenses			6,180,901
Net investment income			9,186,427
Realized and Unrealized Gain on Investments:
Net realized gain on investments			79,054,189
Net change in unrealized appreciation of investments			53,057,788
Net realized and unrealized gain on investments			132,111,977
Change in net assets resulting from operations			$141,298,404
See Notes which are an integral part of the Financial Statements
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17

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2014	Year Ended 9/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,186,427	$7,435,224
Net realized gain on investments	79,054,189	121,004,127
Net change in unrealized appreciation/depreciation of investments	53,057,788	59,365,663
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	141,298,404	187,805,014
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,863,038)	(5,073,800)
Class B Shares	(2,820)	(46,320)
Class C Shares	(5,638)	(57,584)
Class R Shares	(45,765)	(137,804)
Institutional Shares	(906,265)	(1,968,137)
Distributions from net realized gain on investments
Class A Shares	—	(126,536)
Class B Shares	—	(77)
Class C Shares	—	(105)
Class R Shares	—	(3,366)
Institutional Shares	—	(52,873)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,823,526)	(7,466,602)
Share Transactions:
Proceeds from sale of shares	50,933,909	80,610,093
Net asset value of shares issued to shareholders in payment of distributions declared	2,530,969	6,749,775
Cost of shares redeemed	(72,225,239)	(181,455,378)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,760,361)	(94,095,510)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 9)	—	260,917
Change in net assets	119,714,517	86,503,819
Net Assets:
Beginning of period	968,234,069	881,730,250
End of period (including undistributed net investment income of $6,603,861 and $240,960, respectively)	$1,087,948,586	$968,234,069
See Notes which are an integral part of the Financial Statements
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18

Notes to Financial Statements
March 31, 2014 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Clover Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Semi-Annual Shareholder Report
20

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. GAAP requires that distributions in excess of the tax basis earnings and profits be reported in these financial statements as a return of capital. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the six months ended March 31, 2014, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$551,871	$(193,874)	$463
Class B Shares	41,505	(27,574)	—
Class C Shares	42,693	(24,934)	329
Class R Shares	37,355	—	—
Institutional Shares	103,397	—	—
TOTAL	$776,821	$(246,382)	$792
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
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21

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2014		Year Ended 9/30/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	920,349	$19,698,745	2,584,408	$46,539,505
Shares issued to shareholders in payment of distributions declared	76,333	1,685,725	266,288	4,708,104
Shares redeemed	(2,250,518)	(47,692,849)	(7,081,397)	(126,929,681)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,253,836)	$(26,308,379)	(4,230,701)	$(75,682,072)
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22

	Six Months Ended 3/31/2014		Year Ended 9/30/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	83,055	$1,761,885	337,868	$6,055,790
Shares issued to shareholders in payment of distributions declared	124	2,730	2,733	44,302
Shares redeemed	(234,666)	(4,918,280)	(722,276)	(12,837,879)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(151,487)	$(3,153,665)	(381,675)	$(6,737,787)

	Six Months Ended 3/31/2014		Year Ended 9/30/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	184,828	$3,957,174	300,334	$5,371,487
Shares issued to shareholders in payment of distributions declared	228	5,052	3,144	51,057
Shares redeemed	(216,610)	(4,548,463)	(514,014)	(9,225,237)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(31,554)	$(586,237)	(210,536)	$(3,802,693)

	Six Months Ended 3/31/2014		Year Ended 9/30/2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	143,068	$3,070,826	371,348	$6,687,768
Shares issued to shareholders in payment of distributions declared	2,037	45,140	7,904	139,635
Shares redeemed	(187,192)	(3,995,195)	(410,382)	(7,290,612)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(42,087)	$(879,229)	(31,130)	$(463,209)

	Six Months Ended 3/31/2014		Year Ended 9/30/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,027,972	$22,445,279	880,035	$15,955,543
Shares issued to shareholders in payment of distributions declared	35,892	792,322	101,198	1,806,677
Shares redeemed	(523,246)	(11,070,452)	(1,412,202)	(25,171,969)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	540,618	$12,167,149	(430,969)	$(7,409,749)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(938,346)	$(18,760,361)	(5,285,011)	$(94,095,510)
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4. FEDERAL TAX INFORMATION
At March 31, 2014, the cost of investments for federal tax purposes was $875,088,799. The net unrealized appreciation of investments for federal tax purposes was $212,344,156. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $ 228,477,540 and net unrealized depreciation from investments for those securities having an excess of cost over value of $ 16,133,384.
At September 30, 2013, the Fund had a capital loss carryforward of $267,608,130 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2015	$98,680,626	NA	$98,680,626
2016	$125,794,854	NA	$125,794,854
2017	$30,314,241	NA	$30,314,241
2018	$12,818,409	NA	$12,818,409
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2014, the Adviser voluntarily waived $164,448 of its fee. In addition, for the six months ended March 31, 2014, an affiliate of the Adviser reimbursed $246,382 of transfer agent fees.
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24

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$128,821	$—
Class C Shares	164,491	—
Class R Shares	65,410	(32,705)
TOTAL	$358,722	$(32,705)
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25

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2014, FSC retained $71,762 of fees paid by the Fund. For the six months ended March 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2014, FSC retained $22,297 in sales charges from the sale of Class A Shares. FSC also retained $31,168 of CDSC relating to redemptions of Class B Shares and $824 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$878,461
Class B Shares	42,940
Class C Shares	54,501
TOTAL	$975,902
For the six months ended March 31, 2014, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 1.92%, 1.92%, 1.42% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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26

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2014, the Adviser reimbursed $12,573. Transactions involving the affiliated holding during the six months ended March 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2013	27,629,338
Purchases/Additions	125,240,086
Sales/Reductions	(126,703,609)
Balance of Shares Held 3/31/2014	26,165,815
Value	$26,165,815
Dividend Income	$6,987
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2014, were as follows:
Purchases	$442,949,027
Sales	$454,694,959
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2014, there were no outstanding loans. During the six months ended March 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2014, there were no outstanding loans. During the six months ended March 31, 2014, the program was not utilized.
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9. REGULATORY SETTLEMENT PROCEEDS
On September 9, 2013, the Fund received a distribution of $260,917, representing a residual distribution from the settlement of administrative proceedings involving findings by the SEC of alleged market timing and/or late trading in several Federated Funds including the Fund. The settlement was recorded as an increase to paid-in capital.
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28

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,148.60	$6.37
Class B Shares	$1,000	$1,143.80	$10.26
Class C Shares	$1,000	$1,144.20	$10.26
Class R Shares	$1,000	$1,147.00	$7.39
Institutional Shares	$1,000	$1,149.80	$5.04
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.00	$5.99
Class B Shares	$1,000	$1,015.36	$9.65
Class C Shares	$1,000	$1,015.36	$9.65
Class R Shares	$1,000	$1,018.05	$6.94
Institutional Shares	$1,000	$1,020.24	$4.73
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.19%
Class B Shares	1.92%
Class C Shares	1.92%
Class R Shares	1.38%
Institutional Shares	0.94%
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Evaluation and Approval of Advisory Contract–May 2013
Federated Clover Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
Semi-Annual Shareholder Report
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processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172255
CUSIP 314172248
CUSIP 314172230
CUSIP 314172222
CUSIP 314172214
40427 (5/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
March 31, 2014
Share Class	Ticker
A	BEARX
C	PBRCX
Institutional	PBRIX

Federated Prudent Bear Fund
Successor to the Prudent Bear Fund Established 1995

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2013 through March 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At March 31, 2014, the Fund's portfolio composition was as follows:
Percentage of Total Net Assets
Securities Sold Short	(64.3)%
Derivative Contracts—Short (notional value)[1]	(17.9)%
U.S. Treasury Securities	64.2%
Common Stocks	4.1%
Other Securities[2]	0.6%
Cash Equivalents[3]	32.2%
Adjustment for Derivative Contracts (notional value)[1]	17.7%
Collateral on Deposit for Securities Sold Short	70.2%
Other Assets and Liabilities—Net[4]	(6.8)%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Other Securities include warrants and purchased put options.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At March 31, 2014, the Fund's sector composition5 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short[6]
Broad Equity Index	38.8%
Consumer Discretionary	17.3%
Information Technology	11.9%
Industrials	8.5%
Consumer Staples	6.4%
Financials	5.5%
Materials	4.4%
Health Care	3.1%
Energy	1.6%
Telecommunication Services	1.6%
Utilities	0.9%
TOTAL	100.0%
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
6	Includes any short positions on futures contracts.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2014 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—4.1%
		Energy—0.4%
200,000	[1]	BNK Petroleum, Inc.	$369,064
100,000	[1]	Legacy Oil + Gas, Inc.	657,621
20,000		Paramount Resources Ltd.	862,777
		TOTAL	1,889,462
		Materials—3.7%
3,500,000	[1]	Abacus Mining & Exploration Corp.	237,449
3,671		Agnico Eagle Mines Ltd.	111,143
32,400		Agnico Eagle Mines Ltd.	980,100
100,000		Alamos Gold, Inc.	903,663
575,000	[1]	Corvus Gold, Inc.	780,190
55,000	[1]	Detour Gold Corp.	476,119
419,396	[1]	Duluth Metals Ltd.	246,592
215,000	[1]	Dundee Precious Metals, Inc.	775,984
25,000		Franco-Nevada Corp.	1,148,801
48,100		Goldcorp, Inc., Class A	1,177,488
800,000	[1]	Gryphon Minerals, Ltd.	114,998
78,850	[1]	Imperial Metals Corp.	1,014,244
55,000	[1]	Kennady Diamonds, Inc.	211,940
200,000	[1]	Lydian International Ltd.	180,914
675,000	[1]	MacArthur Minerals Ltd.	119,064
75,000	[1]	Mag Silver Corp.	520,353
140,000	[1]	Medusa Mining Ltd.	270,059
225,833	[1]	Mountain Province Diamonds, Inc.	1,070,434
850,000	[1]	Orezone Gold Corp.	422,886
220,000	[1]	Osisko Mining Corp.	1,369,154
400,000		Panoramic Resources Ltd.	148,384
507,166	[1]	Rackla Metals, Inc.	12,616
1,521,500	[1]	Radius Gold, Inc.	172,037
1,000,000	[1]	Romarco Minerals, Inc.	633,198
230,000		SEMAFO, Inc.	811,398
2		Silver Wheaton Corp.	45
77,000	[1]	Stillwater Mining Co.	1,140,370
100,000	[1]	Virginia Mines, Inc.	1,108,096
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
127,000		Yamana Gold, Inc.	$1,115,060
		TOTAL	17,272,779
		TOTAL COMMON STOCKS (IDENTIFIED COST $29,025,725)	19,162,241
		WARRANTS—0.0%
		Materials—0.0%
15,625	[1]	Pan American Silver Corp., Warrants	123
56,471	[1]	Pan American Silver Corp., Warrants	1,559
		TOTAL WARRANTS (IDENTIFIED COST $578,135)	1,682
		U.S. TREASURY—64.2%
		U.S. Treasury Bills—42.7%
$100,000,000	[2,3]	United States Treasury Bill, 0.175%, 4/24/2014	99,998,400
100,000,000	[2]	United States Treasury Bill, 0.085%, 6/19/2014	99,995,050
		TOTAL	199,993,450
		U.S. Treasury Notes—21.5%
100,000,000		United States Treasury Note, 2.25%, 5/31/2014	100,357,180
		TOTAL U.S. TREASURY (IDENTIFIED COST $300,317,162)	300,350,630
		PURCHASED PUT OPTIONS—0.6%
570,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $155.00, Expiration Date 6/21/2014	208,050
1,100,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $160.00, Expiration Date 9/20/2014	1,919,500
380,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $162.00, Expiration Date 6/21/2014	233,700
200,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $167.00, Expiration Date 6/21/2014	182,000
20,000	[1]	SPDR S&P Midcap 400 ETF Trust, Strike Price $250.00, Expiration Date 4/19/2014	59,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $6,298,589)	2,602,250
		INVESTMENT COMPANY—32.2%
150,963,341	[4,5]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	150,963,341
		TOTAL INVESTMENTS—101.1% (IDENTIFIED COST $487,182,952)[6]	473,080,144
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[7]	(5,057,511)
		TOTAL NET ASSETS—100%	$468,022,633
Semi-Annual Shareholder Report

SECURITIES SOLD SHORT
Shares		Value
97,000	ABB Ltd., ADR	$ 2,501,630
24,500	Abercrombie & Fitch Co., Class A	943,250
22,500	Accenture PLC	1,793,700
232,000	AES Corp.	3,312,960
128,000	Ambev SA, ADR	948,480
245,000	America Movil S.A.B. de C.V., Class L, ADR	4,870,600
75,500	American Eagle Outfitters, Inc.	924,120
290,000	Amex Financial Select Standard & Poor Depository Receipt	6,478,600
9,000	Analog Devices, Inc.	478,260
25,000	Applied Materials, Inc.	510,500
315,500	ArcelorMittal	5,095,325
17,500	Armstrong World Industries, Inc.	931,875
9,000	Arrow Electronics, Inc.	534,240
5,500	ASML Holding N.V.	513,480
37,000	Autodesk, Inc.	1,819,660
12,500	Avnet, Inc.	581,625
11,000	B/E Aerospace, Inc.	954,690
57,500	Bank of Nova Scotia	3,336,150
5,500	Benefitfocus, Inc.	258,335
37,500	BHP Billiton Ltd., ADR	2,541,375
8,000	Boeing Co.	1,003,920
30,500	Brunswick Corp.	1,381,345
95,500	C.H. Robinson Worldwide, Inc.	5,003,245
62,500	CA, Inc.	1,935,625
37,000	Campbell Soup Co.	1,660,560
89,000	CarMax, Inc.	4,165,200
25,000	Carnival Corp.	946,500
10,000	Celgene Corp.	1,396,000
14,500	Check Point Software Technologies Ltd.	980,635
84,000	Chicos Fas, Inc.	1,346,520
31,000	China Mobile Ltd., ADR	1,413,290
4,100	Chipotle Mexican Grill, Inc.	2,329,005
55,000	Cisco Systems, Inc.	1,232,550
20,000	Citigroup, Inc.	952,000
23,000	Clorox Co.	2,024,230
23,000	CNOOC Ltd., ADR	3,491,630
20,500	Community Health Systems, Inc.	802,985
8,500	Cornerstone OnDemand, Inc.	406,895
11,500	Corning, Inc.	239,430
Semi-Annual Shareholder Report

Shares		Value
7,000	Credicorp Ltd.	$ 965,440
7,500	Demandware, Inc.	480,450
42,500	Dollar General Corp.	2,357,900
126,500	Dreamworks Animation SKG, Inc.	3,358,575
30,500	EMC Corp.	836,005
23,500	Energizer Holdings, Inc.	2,367,390
96,000	Expeditors International Washington, Inc.	3,804,480
63,000	Facebook, Inc.	3,795,120
4,500	Fireeye, Inc.	277,065
184,000	Flextronics International Ltd.	1,700,160
11,000	Fomento Economico Mexicano, SA de C.V., ADR	1,025,640
340,000	Ford Motor Co.	5,304,000
62,500	GameStop Corp.	2,568,750
19,000	General Mills, Inc.	984,580
143,000	General Motors Co.	4,922,060
32,000	Gentex Corp.	1,008,960
110,000	GNC Acquisition Holdings, Inc.	4,842,200
5,500	Goldman Sachs Group, Inc.	901,175
56,500	Harley-Davidson, Inc.	3,763,465
22,500	Hewlett-Packard Co.	728,100
30,000	Home Inns & Hotels Management, Inc., ADR	968,700
51,500	Hormel Foods Corp.	2,537,405
6,000	IBM Corp.	1,154,940
4,500	Imperva, Inc.	250,650
180,000	Industrial Select Sect SPDR	9,419,400
10,000	Intel Corp.	258,100
46,000	International Rectifier Corp.	1,260,400
6,000	Intuitive Surgical, Inc.	2,627,940
13,000	iShares iBoxx $ High Yield Corporate Bond Fund	1,227,070
77,000	iShares MSCI Germany	2,413,950
20,000	iShares Nasdaq Biotechnology Index Fund	4,729,000
103,000	iShares Russell 2000 ETF	11,983,020
42,000	Jarden Corp.	2,512,860
78,500	Johnson Controls, Inc.	3,714,620
16,000	JPMorgan Chase & Co.	971,360
58,500	Kennametal, Inc.	2,591,550
76,500	Kinder Morgan, Inc.	2,485,485
3,500	KLA-Tencor Corp.	241,990
4,500	Lam Research Corp.	247,500
15,000	Linear Technology Corp.	730,350
8,000	LinkedIn Corp.	1,479,520
Semi-Annual Shareholder Report

Shares		Value
13,000	Market Vectors Semiconductor ETF	$ 592,930
66,500	Marvell Technology Group Ltd.	1,047,375
42,000	Materials Select Sector SPDR Trust	1,985,760
50,500	McDonald's Corp.	4,950,515
28,000	Mercadolibre, Inc.	2,663,080
15,500	Michael Kors Holdings Ltd.	1,445,685
26,500	MICROS Systems Corp.	1,402,645
12,000	Microsoft Corp.	491,880
31,000	Morgan Stanley	966,270
13,000	NetApp, Inc.	479,700
13,000	NetFlix, Inc.	4,576,390
5,000	NetSuite, Inc.	474,150
10,000	Norfolk Southern Corp.	971,700
69,000	Ocwen Financial Corp.	2,703,420
102,000	ON Semiconductor Corp.	958,800
24,000	Oracle Corp.	981,840
16,000	Pandora Media, Inc.	485,120
5,000	Panera Bread Co.	882,350
58,500	Paychex, Inc.	2,492,100
14,500	Pharmacyclics, Inc.	1,453,190
24,000	Polaris Industries, Inc., Class A	3,353,040
68,000	Powershares QQQ Trust	5,962,240
7,500	Proofpoint, Inc.	278,100
4,500	Proto Labs, Inc.	304,515
6,000	Qualcomm, Inc.	473,160
69,500	Rio Tinto PLC, ADR	3,880,185
61,500	Royal Bank of Canada, Montreal	4,058,385
9,000	SAP AG, ADR	731,790
20,000	Smucker (J.M.) Co.	1,944,800
169,000	SPDR S&P 500 ETF Trust	31,609,760
48,500	SPDR S&P MidCap 400 ETF Trust	12,152,645
35,000	Spirit Aerosystems Holdings, Inc., Class A	986,650
3,500	Splunk, Inc.	250,215
64,500	Sprouts Farmers Market, Inc.	2,323,935
4,500	Stratasys, Inc.	477,405
3,500	Tableau Software, Inc.	266,280
110,000	Teck Resources Ltd.	2,384,800
18,000	Tesla Motors, Inc.	3,752,100
10,000	Texas Instruments, Inc.	471,500
5,500	TripAdvisor, Inc.	498,245
15,000	Triumph Group, Inc.	968,700
Semi-Annual Shareholder Report

Shares		Value
70,000	Twitter, Inc.	$ 3,266,900
8,500	United Technologies Corp.	993,140
69,000	Vale SA, ADR	954,270
7,500	Varonis Systems, Inc.	268,200
14,000	Vertex Pharmaceuticals, Inc.	990,080
50,000	Wal-Mart Stores, Inc.	3,821,500
58,000	Waste Management, Inc.	2,440,060
95,500	Whole Foods Market, Inc.	4,842,805
4,000	Workday, Inc.	365,720
118,500	Xerox Corp.	1,339,050
200,000	Zynga, Inc.	860,000
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $292,406,843)	$301,112,820
At March 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 Index Short Futures	180	$83,907,000	June 2014	$(934,773)
At March 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
4/1/2014	11,531 Canadian Dollar	$10,409	$(22)
4/2/2014	10,065 Canadian Dollar	$9,121	$16
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(6)
Net Unrealized Appreciation/Depreciation on Value of Securities Sold Short, Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holding.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,140,370	$—	$—	$1,140,370
International	18,021,871[1]	—	—	18,021,871
Warrants	—	1,682	—	1,682
Debt Securities:
U.S. Treasury	—	300,350,630	—	300,350,630
Purchased Put Options	2,602,250	—	—	2,602,250
Investment Company	150,963,341	—	—	150,963,341
TOTAL SECURITIES	$172,727,832	$300,352,312	$—	$473,080,144
OTHER FINANCIAL INSTRUMENTS[2]	$(302,047,599)	$—	$—	$(302,047,599)
1	Includes $919,272 of common stock securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post markets close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Month Ended (unaudited) 3/31/2014	Year Ended September 30,
		2013	2012	2011	2010	2009[1]
Net Asset Value, Beginning of Period	$2.93	$3.74	$4.98	$5.09	$5.74	$6.82
Income From Investment Operations:
Net investment income (loss)	(0.04)[2]	(0.09)[2]	(0.10)[2]	(0.10)[2]	(0.12)[2]	(0.15)[2]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(0.32)	(0.72)	(1.14)	(0.01)	(0.53)	0.41
TOTAL FROM INVESTMENT OPERATIONS	(0.36)	(0.81)	(1.24)	(0.11)	(0.65)	0.26
Less Distributions:
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	—	—	—	—	—	(1.33)
Return of capital[3]	—	—	—	—	—	(0.01)
TOTAL DISTRIBUTIONS	—	—	—	—	—	(1.34)
Net Asset Value, End of Period	$2.57	$2.93	$3.74	$4.98	$5.09	$5.74
Total Return[4]	(12.29)%	(21.66)%	(24.90)%	(2.16)%	(11.32)%	0.06%
Ratios to Average Net Assets:
Net expenses	3.08%[5]	2.75%[6]	2.47%[6]	2.29%[6]	2.42%[6]	2.84%[6]
Net expenses excluding dividends on short positions	1.76%[5]	1.75%[6]	1.74%[6]	1.74%[6]	1.72%[6]	1.73%[6]
Net investment income (loss)	(2.97)%[5]	(2.60)%	(2.37)%	(2.16)%	(2.31)%	(2.18)%
Expense waiver/reimbursement[7]	0.06%[5]	0.00%[8]	0.00%[8]	0.01%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$235,204	$321,969	$547,426	$949,893	$1,212,331	$1,079,143
Portfolio turnover	250%	498%	480%	473%	379%	392%
Semi-Annual Shareholder Report

1	Prudent Bear Fund (the “Predecessor Fund”) was reorganized into Federated Prudent Bear Fund (the “Fund”) as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.74%, 2.47%, 2.29%, 2.42% and 2.82%, after taking into account these expense reductions for the years ended September 30, 2013, 2012, 2011, 2010 and 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2014	Year Ended September 30,
		2013	2012	2011	2010	2009[1]
Net Asset Value, Beginning of Period	$2.68	$3.44	$4.61	$4.75	$5.40	$6.52
Income From Investment Operations:
Net investment income (loss)	(0.05)[2]	(0.10)[2]	(0.12)[2]	(0.13)[2]	(0.15)[2]	(0.19)[2]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(0.29)	(0.66)	(1.05)	(0.01)	(0.50)	0.41
TOTAL FROM INVESTMENT OPERATIONS	(0.34)	(0.76)	(1.17)	(0.14)	(0.65)	0.22
Less Distributions:
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	—	—	—	—	—	(1.33)
Distributions from return of capital[3]	—	—	—	—	—	(0.01)
TOTAL DISTRIBUTIONS	—	—	—	—	—	(1.34)
Net Asset Value, End of Period	$2.34	$2.68	$3.44	$4.61	$4.75	$5.40
Total Return[4]	(12.69)%	(22.09)%	(25.38)%	(2.95)%	(12.04)%	(0.65)%
Ratios to Average Net Assets:
Net expenses	3.83%[5]	3.50%[6]	3.22%[6]	3.04%[6]	3.17%[6]	3.61%[6]
Net expenses excluding dividends on short positions	2.51%[5]	2.50%[6]	2.49%[6]	2.48%[6]	2.48%[6]	2.46%[6]
Net investment income (loss)	(3.72)%[5]	(3.35)%	(3.12)%	(2.91)%	(3.04)%	(3.03)%
Expense waiver/reimbursement[7]	0.06%[5]	0.00%[8]	0.00%[8]	0.01%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,210	$66,494	$111,926	$180,892	$197,495	$96,518
Portfolio turnover	250%	498%	480%	473%	379%	392%
Semi-Annual Shareholder Report

1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.50%, 3.22%, 3.04%, 3.17% and 3.59%, after taking into account these expense reductions for the years ended September 30, 2013, 2012, 2011, 2010 and 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2014	Year Ended September 30,				Period Ended 9/30/2009[1]
		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$2.97	$3.77	$5.01	$5.11	$5.76	$6.91
Income From Investment Operations:
Net investment income (loss)	(0.04)[2]	(0.08)[2]	(0.09)[2]	(0.09)[2]	(0.11)[2]	(0.13)[2]
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions	(0.33)	(0.72)	(1.15)	(0.01)	(0.54)	(1.02)
TOTAL FROM INVESTMENT OPERATIONS	(0.37)	(0.80)	(1.24)	(0.10)	(0.65)	(1.15)
Net Asset Value, End of Period	$2.60	$2.97	$3.77	$5.01	$5.11	$5.76
Total Return[3]	(12.46)%	(21.22)%	(24.75)%	(1.96)%	(11.28)%	(16.64)%
Ratios to Average Net Assets:
Net expenses	2.81%[4]	2.53%[5]	2.22%[5]	2.05%[5]	2.14%[5]	2.73%[4,5]
Net expenses excluding dividends and other expenses related to short sales	1.51%[4]	1.50%[5]	1.49%[5]	1.49%[5]	1.49%[5]	2.46%[4,5]
Net investment income (loss)	(2.71)%[4]	(2.38)%	(2.12)%	(1.92)%	(2.00)%	(2.59)%[4]
Expense waiver/reimbursement[6]	0.05%[4]	0.00%[7]	0.00%[7]	0.01%	0.01%	0.02%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$182,609	$299,975	$402,670	$683,286	$585,911	$98,732
Portfolio turnover	250%	498%	480%	473%	379%	392%[8]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.52%, 2.22%, 2.05%, 2.14% and 2.72%, after taking into account these expense reductions for the years ended September 30, 2013, 2012, 2011 and 2010 and for the period ended September 30, 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2014 (unaudited)
Assets:
Total investment in securities, at value including $150,963,341 of investment in an affiliated holding (Note 5) (identified cost $487,182,952)		$473,080,144
Cash		1,588
Cash denominated in foreign currencies (identified cost $30,735)		30,922
Deposit at broker for short sales		328,497,611
Income receivable		758,314
Receivable for investments sold		26,424,656
Receivable for shares sold		1,192,230
Unrealized appreciation on foreign exchange contracts		16
TOTAL ASSETS		829,985,481
Liabilities:
Securities sold short, at value (proceeds $292,406,843)	$301,112,820
Dividends payable on short positions	583,667
Payable for investments purchased	56,587,071
Payable for shares redeemed	2,727,890
Unrealized depreciation on foreign exchange contracts	22
Payable for daily variation margin	601,658
Payable for Directors'/Trustees' fees (Note 5)	657
Payable for distribution services fee (Note 5)	32,629
Payable for shareholder services fee (Note 5)	94,440
Accrued expenses (Note 5)	221,994
TOTAL LIABILITIES		361,962,848
Net assets for 183,067,452 shares outstanding		$468,022,633
Net Assets Consist of:
Paid-in capital		$1,525,142,550
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(23,743,424)
Accumulated net realized loss on investments, short sales, futures contracts and foreign currency transactions		(1,009,728,552)
Accumulated net investment income (loss)		(23,647,941)
TOTAL NET ASSETS		$468,022,633
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($235,203,746 ÷ 91,496,175 shares outstanding), no par value, unlimited shares authorized	$2.57
Offering price per share (100/94.50 of $2.57)	$2.72
Redemption proceeds per share	$2.57
Class C Shares:
Net asset value per share ($50,210,185 ÷ 21,471,938 shares outstanding), no par value, unlimited shares authorized	$2.34
Offering price per share	$2.34
Redemption proceeds per share (99.00/100 of $2.34)	$2.32
Institutional Shares:
Net asset value per share ($182,608,702 ÷ 70,099,339 shares outstanding), no par value, unlimited shares authorized	$2.60
Offering price per share	$2.60
Redemption proceeds per share	$2.60
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2014 (unaudited)
Investment Income:
Interest		$227,685
Dividends (including $824 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $9,870)		63,773
TOTAL INCOME		291,458
Expenses:
Investment adviser fee (Note 5)	$3,355,939
Administrative fee (Note 5)	209,679
Custodian fees	27,263
Transfer agent fee	418,677
Directors'/Trustees' fees (Note 5)	1,978
Auditing fees	15,373
Legal fees	4,625
Portfolio accounting fees	66,581
Distribution services fee (Note 5)	209,407
Shareholder services fee (Note 5)	400,900
Share registration costs	40,520
Printing and postage	66,962
Insurance premiums (Note 5)	2,777
Dividends and other expenses related to short positions	3,513,759
Miscellaneous (Note 5)	4,418
TOTAL EXPENSES	8,338,858
Semi-Annual Shareholder Report

Statement of Operations–continued
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(147,663)
Reimbursement of shareholder services fee	(1,950)
TOTAL WAIVER AND REIMBURSEMENTS		$(149,613)
Net expenses			$8,189,245
Net investment income (loss)			(7,897,787)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(15,412,671)
Net realized loss on short sales			(37,399,031)
Net realized loss on futures contracts			(14,831,909)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			6,273,732
Net change in unrealized appreciation of futures contracts			(2,235,006)
Net change in unrealized depreciation of securities sold short			(3,820,104)
Net realized and unrealized loss on investments, futures contracts, short sales and foreign currency transactions			(67,424,989)
Change in net assets resulting from operations			$(75,322,776)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2014	Year Ended 9/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(7,897,787)	$(21,978,544)
Net realized loss on investments, short sales, futures contracts and foreign currency transactions	(67,643,611)	(167,078,108)
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	218,622	(15,205,381)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(75,322,776)	(204,262,033)
Share Transactions:
Proceeds from sale of shares	168,232,422	622,561,148
Cost of shares redeemed	(313,325,310)	(791,883,275)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(145,092,888)	(169,322,127)
Change in net assets	(220,415,664)	(373,584,160)
Net Assets:
Beginning of period	688,438,297	1,062,022,457
End of period (including accumulated net investment income (loss) of $(23,647,941) and $(15,750,154), respectively)	$468,022,633	$688,438,297
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2014 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of the Federated Prudent Bear Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
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NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage individual security risk, market risk and sector/asset class risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $138,115,482. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the
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terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $399 and $200, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to manage individual security risk, market risk and sector/asset class risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the
Semi-Annual Shareholder Report

exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At March 31, 2014, the Fund had no outstanding written option contracts.
The average market value of purchased put options contracts held by the Fund throughout the period was $2,620,904. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	—	$—	Payable for daily variation margin	$934,773*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$16	Unrealized depreciation on foreign exchange contracts	$22
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$16		$934,795
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Option Contracts	Total
Foreign exchange contracts	$—	$242	$—	$242
Equity contracts	(14,831,909)	—	(11,066,721)	(25,898,630)
TOTAL	$(14,831,909)	$242	$(11,066,721)	$(25,898,388)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Option Contracts	Total
Foreign exchange contracts	$—	$(1,385)	$—	$(1,385)
Equity contracts	(2,235,006)	—	2,664,685	429,679
TOTAL	$(2,235,006)	$(1,385)	$2,664,685	$428,294
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2014		Year Ended 9/30/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	25,244,964	$69,164,143	54,008,219	$180,210,023
Shares redeemed	(43,522,807)	(119,118,041)	(90,746,300)	(303,376,034)
NET CHANGE RESULTING FROM CLASS A TRANSACTIONS	(18,277,843)	$(49,953,898)	(36,738,081)	$(123,166,011)

	Six Months Ended 3/31/2014		Year Ended 9/30/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,308,618	$5,723,123	6,565,853	$19,966,604
Shares redeemed	(5,663,987)	(14,109,018)	(14,297,767)	(44,171,685)
NET CHANGE RESULTING FROM CLASS C TRANSACTIONS	(3,355,369)	$(8,385,895)	(7,731,914)	$(24,205,081)

	Six Months Ended 3/31/2014		Year Ended 9/30/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	33,675,284	$93,345,155	126,281,052	$422,384,521
Shares redeemed	(64,605,565)	(180,098,250)	(131,979,276)	(444,335,556)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(30,930,281)	$(86,753,095)	(5,698,224)	$(21,951,035)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(52,563,493)	$(145,092,888)	(50,168,219)	$(169,322,127)
4. FEDERAL TAX INFORMATION
At March 31, 2014, the cost of investments for federal tax purposes was $487,182,952. The net unrealized depreciation of investments for federal tax purposes excluding: (a) any unrealized depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) short sales; and (d) futures contracts was $14,102,808. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,861,558 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,964,366.
At September 30, 2013, the Fund had a capital loss carryforward of $928,937,272 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward
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for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$389,339,750	$114,651,012	$503,990,762
2018	$68,635,173	NA	$68,635,173
2019	$356,311,337	NA	$356,311,337
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of September 30, 2013, for federal tax income purposes, a late-year ordinary loss of $15,296,380 was deferred to October 1, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2014, the Adviser voluntarily waived $147,464 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$209,407
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2014, FSC retained $35,298 of fees paid by the Fund. For the six months ended March 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2014, FSC retained $11,245 in sales charges from the sale of Class A Shares. FSC also retained $6,794 of CDSC relating to redemptions of Class A Shares and $11,772 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended March 31, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$331,221	$(1,500)
Class C Shares	69,679	(450)
TOTAL	$400,900	$(1,950)
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For the six months ended March 31, 2014, FSSC received $27,757 of fees paid by the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2014, the Adviser reimbursed $199. Transactions involving the affiliated holding during the six months ended March 31, 2014, were as follows:
Federated U.S. Treasury Cash Reserves Fund, Institutional Shares
Balance of Shares Held 9/30/2013	202,709,675
Purchases/Additions	355,934,839
Sales/Reductions	(407,681,173)
Balance of Shares Held 3/31/2014	150,963,341
Value	$150,963,341
Dividend Income	$824
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Money Market Obligations Trust (MMOT), which is managed by Federated Investment Management Company, the Adviser. MMOT is an open-end management company, registered under the Act. The investment objective of Federated U.S. Treasury Cash Reserves Fund (USTCR), a portfolio of MMOT, is to provide current income consistent with stability of principal and liquidity. It pursues its objective by investing primarily in a portfolio of short-term U.S. Treasury securities that pay interest exempt from state personal income tax. Income distributions from USTCR are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from USTCR are declared and paid at least annually, and are recorded by the Fund as capital gains. A copy of USTCR's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2014, were as follows:
Purchases	$856,923,132
Sales	$790,676,704
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2014, there were no outstanding loans. During the six months ended March 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2014, there were no outstanding loans. During the six months ended March 31, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$877.10	$14.41
Class C Shares	$1,000	$873.10	$17.89
Institutional Shares	$1,000	$875.40	$13.14
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,009.57	$15.43
Class C Shares	$1,000	$1,005.83	$19.15
Institutional Shares	$1,000	$1,010.92	$14.09
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	3.08%
Class C Shares	3.83%
Institutional Shares	2.81%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Prudent Bear Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was at the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Semi-Annual Shareholder Report

likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172354
CUSIP 314172347
CUSIP 314172339
40432 (5/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 20, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 20, 2014